MANAGERS AMG FUNDS

                  FRONTIER
          CAPITAL MANAGEMENT COMPANY

             FRONTIER GROWTH FUND
        FRONTIER SMALL COMPANY VALUE FUND

        ---------------------------------
               Semi-Annual Report
                March 31, 2002

             FRONTIER GROWTH FUND
        FRONTIER SMALL COMPANY VALUE FUND

               Semi-Annual Report
                March 31, 2002
                  (unaudited)

               TABLE OF CONTENTS

                                                           Begins
                                                           on Page
                                                          --------
Letter to
Shareholders................................................. 1

Managers AMG Funds' Total Return............................. 3
    A RETURN TABLE SHOWING BEFORE TAX AND AFTER TAX RETURNS
    AS OF MARCH 31, 2002

Summary of Industry Weightings and Top Ten Holdings ..........4

Schedules of Portfolio Investments .......................... 5
      DETAILED PORTFOLIO LISTINGS BY SECURITY TYPE AND INDUSTRY
    SECTOR, AS VALUED AT MARCH 31, 2002

Financial Statements:
  Statements of Assets and Liabilities ..................... 11
    FUND BALANCE SHEETS, NET ASSET VALUE (NAV) PER SHARE
    COMPUTATIONS AND CUMULATIVE UNDISTRIBUTED AMOUNTS
  Statements of Operations ................................. 12
    DETAIL OF SOURCES OF INCOME, FUND EXPENSES, AND REALIZED
    AND UNREALIZED GAINS (LOSSES) DURING THE PERIOD
  Statements of Changes in Net Assets ...................... 13
    DETAIL OF CHANGES IN FUND ASSETS FOR THE PERIOD

  Financial Highlights ..................................... 15
    NET ASSET VALUE, TOTAL RETURN, EXPENSE RATIOS, TURNOVER
    RATIO AND NET ASSETS

Notes to Financial Statements .............................. 17
  ACCOUNTING AND DISTRIBUTION POLICIES, DETAILS OF AGREEMENTS
  AND TRANSACTIONS WITH FUND MANAGEMENT AND AFFILIATES


LETTER TO SHAREHOLDERS

Dear Fellow Shareholders:

With the benefit of more than six months of perspective from which to view the extraordinary events of September
11th, we can reflect upon a few important lessons. First, the sudden airliner attacks and the anthrax attacks that followed demonstrated how difficult it is to evaluate risk, especially when only looking in the rear-view mirror. The most dangerous risks to our society and to our portfolios come from events that have never before occurred, and that may seem inconceivable. Because the world is constantly changing we cannot solely rely upon history to guide our actions in the future. Second, the reaction of the American people during the days and months that followed the attacks demonstrated the resilience of our society, of our people and of our economy.

Understandably, the U.S. stock markets opened sharply lower following the terrorist attacks; however, trading was orderly and information flowed accurately. While it had been clear all along that the U.S. was in an earnings recession caused by over-investment and overcapacity, many investors, having watched high tech inventories drawing down for more than a year, were hoping that the 4th quarter would start to show improvement. The events of September
11th dashed those hopes, and put off any recovery until at least 2002. Despite this, and in the face of the rapid implosion of Enron, formerly one of the nation's largest companies and now the largest company to have ever filed for Chapter 11 bankruptcy protection, the stock market rallied sharply in late 2001. Sensing that the market had possibly been oversold in September, and encouraged by the ever more aggressive Federal Reserve easing along with the fact that consumer spending had remained strong throughout the period, investors bid shares sharply higher.
Apparently, the combination of lower interest rates (which encouraged many homeowners to refinance their mortgages thereby freeing up more cash), the federal government's tax refund, falling energy prices and aggressive price cutting by retailers enabled consumers to maintain their spending habits.

In the wake of Enron, concerns about the quality of disclosure and accounting data mired some stocks early in 2002, and many technology issues traded lower as investors may have believed that the fourth quarter rally was over-done. However, many stocks, particularly in cyclical and energy sectors, appreciated. Small capitalization stocks in general continued to perform better than large capitalization stocks, as they had done in late 2001.
Meanwhile, interest rates rose modestly across the maturity spectrum due to the perceived pickup in the economy. Although bond prices on average moved lower, high yield and mortgage securities gained.

While much of the uncertainty immediately present in the wake of September has subsided, there remains a high amount of risk as terrorist and military activity remains profuse in the Middle East. The financial markets' volatility as a result of this risk has, in turn, put additional stresses on the operational and financial structure of many businesses. We believe that these are among the primary reasons why the market has yet to stabilize, and why it will remain relatively volatile for the foresee-able future.

Throughout this period, the two Funds detailed within this report performed within our expectations. For the six months ended March 31, 2002, Managers AMG Frontier Growth returned 17.28%, outperforming the S&P 500 return of 10.99% for the same period, and recovering exactly from its depreciation during the previous six months. Thus, over the last 12 months, the Fund returned 0.00% while the S&P
500 returned 0.24%. Meanwhile, Managers AMG Frontier Small
Company Value Fund returned 30.46% over the six months ended March 31, 2002 compared to 25.91% in the Russell 2000
Value Index. Over the last twelve months, the Fund has returned 28.43%, while the Russell 2000 Value Index returned 13.98%. See the return table on Page 3 of this report.

The following report contains a listing of the year-end portfolio of each Fund, as well as detailed financial reports. As always, we post any news or other pertinent information about the Funds as soon as applicable on our website at www.managersamg.com. Should you have any questions about this report or the company, please feel free to contact us at 1-800-835-3879, or visit our website at www.managersfunds.com. We thank you for your investment.

Sincerely,

Peter M. Lebovitz
President
Managers AMG Funds

MANAGERS AMG FUNDS
AVERAGE ANNUAL TOTAL RETURNS(UNAUDITED)
------------------------------------------------------------

                     TOTAL RETURNS BEFORE AND AFTER TAXES (1)
                         ALL PERIODS ENDED MARCH 31, 2002
------------------------------------------------------------

                                                3        5       10       Since    Inception
                                      1 Year   Years    Years   Years    Inception  Date
                                      ------   -----    -----   -----    --------- ---------

Frontier Growth *                                                                  Mar. '88

  Return Before Taxes                 0.00%    0.69%    11.72%  10.52%
  Return After Taxes on Distributions 0.00%      -         -       -
  Return After Taxes on Distributions
    and Sale of Fund Shares           0.00%      -         -       -

S&P 500 Index (before taxes)          0.24%  (2.53)%    10.18%  13.26%

Frontier Small Company Value
  Return Before Taxes                 28.43%     -         -       -      21.73%   Feb. '01
  Return After Taxes on Distributions 24.71%     -         -       -      18.53%
  Return After Taxes on Distributions
    and Sale of Fund Shares           17.49%     -         -       -      15.83%

Russell 2000 Index (before taxes)     13.98%  9.84%      9.52%  11.14%     7.72%


PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. THE
INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL
FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY
BE MORE OR LESS THAN THE ORIGINAL COST. ADDITIONAL RISKS
ARE ASSOCIATED WITH INVESTING IN INTERNATIONAL AND EMERGING
MARKETS, AND SUCH SECURITIES MAY BE CONSIDERED SPECULATIVE.
THERE ARE ALSO RISKS ASSOCIATED WITH INVESTING IN SMALL-CAP
COMPANIES, SUCH AS INCREASED VOLATILITY. FOR MORE
INFORMATION REGARDING MANAGERS AMG FUNDS, INCLUDING FEES,
EXPENSES AND RISKS, PLEASE CALL (800) 835-3879 OR VISIT OUR
WEBSITE AT WWW.MANAGERSAMG.COM FOR A PROSPECTUS. PLEASE
READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND
MONEY. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES IN THE
FUNDS. DISTRIBUTED BY MANAGERS DISTRIBUTORS,
INC., A NASD MEMBER.

(1) AFTER-TAX RETURNS ARE CALCULATED BY LIPPER. AFTER-TAX
RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST
INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT
REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-
TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY
DIFFER FROM THOSE SHOWN, AND AFTER-TAX RETURNS ARE NOT
RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH
TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR
INDIVIDUAL RETIREMENT ACCOUNTS.

* THE PORTION OF THE 3-YEAR, 5-YEAR AND 10-YEAR RETURNS
PRIOR TO 10/2/2000, FOR THE FRONTIER GROWTH
FUND REFLECTS PERFORMANCE LINKED WITH THE PREDECESSOR FUND
WHICH BEGAN OPERATIONS ON MARCH 7, 1988
AND FOR WHICH THE AFTER TAX RETURNS ARE UNAVAILABLE.

MANAGERS AMG FUNDS
SUMMARY OF INDUSTRY WEIGHTINGS AS OF MARCH 31,2002(UNAUDITED)

                                                            Frontier         Russell
                             Frontier       S&P 500         Small Company    2000 Value
Major Sectors                Growth Fund    Index           Value Fund       Index
---------------------        -----------    --------        -------------    -----------
Consumer Discretionary          18.3 %        13.3 %          11.1 %           17.8 %
Connsumer Staples                0.7           8.9             0.0              3.7
Energy                           1.9           6.9             3.9              3.9
Financials                      22.7          18.6            24.9             20.5
Health Care                     17.9          14.3             0.0             11.1
Industrials                     12.0          11.1            28.9             15.7
Information Technology          25.2          16.3            10.9             18.1
Materials                        0.7           2.8            10.1              5.1
Telecommunication Services       0.0           4.6             0.0              1.0
Utilities                        0.0           3.2             8.7              3.1
Other                            0.6           0.0             1.5              0.0


Top Ten Holdings as of March 31, 2002 (unaudited)


Frontier Growth Fund                          Frontier Small Company Value Fund
                                % Fund                                             % Fund
-------------------------       --------      ------------------------------       ------
Citigroup, Inc. *                3.6%         Media General, Inc., Class A         3.2%
Alliance Capital Management                   Home Properties of New York, Inc. *  3.1
  Holding, LP *                  3.4          Prime Hospitality Corp.              3.0
Danaher Corp. *                  3.3          Minerals Technologies, Inc.          3.0
Analog Devices, Inc.             2.5          Fulton Financial Corp. *             2.9
General Electric Co.             2.5          Elcor Corp. *                        2.5
Microsoft Corp.                  2.4          SL Green Realty Corp.                2.5
Wall-Mart Stores, Inc.           2.3          Cleco Corp. *                        2.5
Texas Instruments, Inc.          2.3          AAR Corp.                            2.4
Baxter International, Inc. *     2.3          National-Oilwell, Inc.               2.4
Wellpoint Health Networks, Inc.  2.2            Top Ten as a Group                27.5%
  Top Ten as a Group            26.8%                                             =====
                                =====

* Top Ten Holding at September 30, 2001

Frontier Growth Fund
Schedule of Portfolio Investments
March 31, 2002 (unaudited)

                                                         Shares         Value
Common Stocks - 99.4%
Consumer Discretionary - 18.3%
AOL Time Warner, Inc.*                                    4,500       $ 106,425
BJ's Wholesale Club, Inc.*                                2,100          93,870
Borders Group, Inc.*                                      3,000          71,730
Clear Channel Communications, Inc.*                       1,700          87,397
Costco Wholesale Corp.*                                   1,700          67,694
Dollar Tree Stores, Inc.*                                 3,500         114,835
Home Depot, Inc.                                          2,200         106,942
Lowe's Cos., Inc.                                         2,200          95,678
Starwood Hotels & Resorts Worldwide, Inc.                 2,700         101,547
The Stanley Works                                           200           9,250
TMP Worldwide, Inc.*                                      1,900          65,493
United Rentals, Inc.*                                     1,900          52,212
Viacom Inc., Class A*                                     2,500         121,500
Wal-Mart Stores, Inc.                                     2,600         159,354
                                                                      ---------
    Total Consumer Discretionary                                      1,253,927
                                                                      ---------
Consumer Staples - 0.7%
CVS Corp.                                                 1,400          48,062

Energy - 1.9%
Noble Drilling Corp.*                                       300          12,417
PanCanadian Energy Corp.                                  2,000          59,480
XTO Energy Inc.                                           2,900          58,145
                                                                      ---------
  Total Energy                                                          130,042
                                                                      ---------
Financials - 22.7%
Alliance Capital Management Holding, LP                   5,000         232,000
American International Group, Inc.                        1,300          93,782
Bank of New York Co., Inc., The                           1,200          50,424
Bank One Corp.                                            2,500         104,450
Citigroup, Inc.                                           5,000         247,600
J.P. Morgan Chase & Co.                                   1,400          49,910
Lehman Brothers Holdings, Inc.                            1,800         116,352
Marsh & McLennan Cos., Inc.                                 600          67,644
Merrill Lynch & Co., Inc.                                 2,500         138,450
Prudential Financial, Inc.*                               2,500          77,625
State Street Corp.                                        1,600          88,608
Travelers Property Casualty Corp.*                        4,400          88,000
Waddell & Reed Financial, Inc.                            3,100          94,488
Wells Fargo Co.                                           1,400          69,160
Willis Group Holdings LTD*                                1,400          34,580
                                                                      ---------
  Total Financials                                                    1,553,073
                                                                      ---------

Health Care - 17.9%
Anthem, Inc.*                                             1,000          57,570
Baxter International, Inc.                                2,600         154,752
Biomet, Inc.                                              1,800          48,708
Biovail Corp.*                                            2,200         109,956
Boston Scientific Corp.*                                  3,500          87,815
Caremark RX, Inc.*                                        7,000         136,500
Express Scripts, Inc.*                                    2,000         115,180
Johnson & Johnson                                         2,000         129,900

The accompanying notes are an intergral part of these financial statements.

                     5

Frontier Growth Fund
Schedule of Portfolio Investments (continued)

Health Care (continued)
                                                         Shares           Value
                                                        -------          ------
Mckesson HBOC, Inc.                                         900       $  33,687
Pfizer, Inc.                                              2,200          87,428
Quest Diagnostics, Inc.*                                  1,000          82,850
Varian Medical Systems*                                     800          32,720
Wellpoint Health Networks, Inc.*                          2,400         152,808
                                                                      ---------
  Total Health Care                                                   1,229,874
                                                                      ---------

Industrials - 12.0%
Certegy, Inc.*                                            1,800          71,460
Concord EFS, Inc.*                                        4,000         133,000
Continental Airlines, Inc., Class B*                      2,300          65,136
Danaher Corp.                                             3,200         227,264
First Data Corp.                                          1,200         104,700
General Electric Co.                                      4,500         168,525
United Technologies Corp.                                   700          51,940
                                                                      ---------
  Total Industrials                                                     822,025
                                                                      ---------
Information Technology - 25.2%
Accenture Limited Bermuda, Class A*                       3,400          90,780
Affiliated Computer Services, Inc., Class A*              1,900         106,647
Alpha Industries, Inc.*                                   2,000          30,500
Analog Devices, Inc.*                                     3,800         171,152
Applied Materials, Inc.*                                  1,400          75,978
Atmel Corp.*                                              8,200          83,148
Celestica, Inc.*                                          1,300          47,138
Dell Computer Corp.*                                      1,200          31,332
Intel Corp.                                               3,200          97,312
KLA-Tencor Corp.*                                         1,400          93,100
KPMG Consulting, Inc.*                                    1,100          22,220
Maxim Integrated Products, Inc.*                            900          50,139
Microchip Technology, Inc.*                               1,400          58,562
Microsoft Corp.*                                          2,700         162,837
Millipore Corp.                                           1,200          53,088
Nokia Corp., Sponsored ADR                                2,100          43,554
Sanmina Corp.*                                            3,300          38,775
Semtech Corp.*                                            2,900         105,850
Sungard Data Systems, Inc.*                               1,000          32,970
Taiwan SemiconductorManufacturing Co., Ltd.,
  Sponsored ADR*                                          3,500          72,625
Teradyne, Inc.*                                           1,500          59,145
Texas Instruments, Inc.                                   4,700         155,570
VERITAS Software Corp.*                                   1,100          48,213
                                                                      ---------
  Total Information Technology                                        1,730,635
                                                                      ---------
Materials - 0.7%
Nucor Corp.                                                 800          51,392
                                                                      ---------
Total Common Stocks (cost $6,575,609)                                 6,819,030
                                                                      ---------
Other Investment Company - 1.7%
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 1.73%**
  (cost $114,596)                                       114,596         114,596
                                                                      ---------
                                        6
The accompanying notes are an intergral part of these
financial statements.



The accompanying notes are an integral part of these financial statements.

Frontier Growth Fund
Schedule of Portfolio Investments (continued)

                                                                          Value
                                                                      ---------
Total Investments - 101.1%
 (cost $6,690,205)                                                 $  6,933,626

Other Assets, less Liabilities - (1.1)%                                 (75,881)
                                                                   ------------
Net Assets - 100.0%                                                $  6,857,745
                                                                   ============

Note: Based on the cost of investments of $5,819,102 for Federal income tax purposes at March 31, 2002, the aggregate gross unrealized appreciation and depreciation was $1,257,057 and $142,533, respectively, resulting in net unrealized appreciation of investments of $1,114,524.

* Non-income-producing security.

** Yield shown for the investment company represents the March 31, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

Investment Abbreviations:

ADR: Securities whose value is determined or significantly influenced by trading on exchanges not located in the United States or Canada.
     ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. Sponsored ADR's are initiated by the underlying foreign company.


The accompanying notes are an integral part of these financial statements.

Frontier Small Company Value Fund
Schedule of Portfolio Investments
March 31, 2002 (unaudited)

                                               Shares          Value
                                               --------        -------
Common Stocks - 98.5%
Consumer Discretionary - 11.1%
DR Horton, Inc.                                 4,458       $   168,067
Federal Signal Corp.                            7,200           170,784
Hibbett Sporting Goods, Inc.*                   6,600           155,100
Media General, Inc., Class A*                   7,000           444,500
Prime Hospitality Corp.*                       32,700           430,005
Ruby Tuesday, Inc.                              3,500            81,375
Zale Corp.*                                     2,700           109,620
                                                              ---------
  Total Consumer Discretionary                                1,559,451
                                                              ---------
Energy - 3.9%
National-Oilwell, Inc.*                        13,400           339,422
St. Mary Land & Exploration Co.                 9,800           212,758
                                                              ---------
Total Energy                                                    552,180
                                                              ---------
Financials - 24.9%
Brandywine Realty Trust                        11,000           262,900
Columbia Banking Systems, Inc.*                15,330           203,889
FelCor Lodging Trust Inc.                       4,900           104,125
Fulton Financial Corp.                         16,160           404,646
Great Lakes REIT, Inc.                         12,900           218,526
Harleysville Group Inc.                         8,500           224,570
HCC Insurance Holdings, Inc.                    2,800            78,260
Home Properties of New York, Inc.              12,800           440,960
LaSalle Hotel Properties                       11,100           179,820
Parkway Properties, Inc.                        8,000           292,000
RFS Hotel Investors, Inc.                      12,500           183,750
Selective Insurance Group, Inc.                 5,200           138,840
SL Green Realty Corp.                          10,500           352,800
Soundview Technology Group, Inc.*              78,600           177,636
Texas Regional Bancshares, Inc., Class A        5,630           245,806
                                                              ---------
Total Financials                                              3,508,528
                                                              ---------
Industrials - 28.9%
AAR Corp.                                      31,800           342,486
Artesyn Technologies, Inc.*                    16,700           155,477
Astec Industries, Inc.*                         9,500           166,915
Baldor Electric Co.                            14,300           323,180
CDI Corp.*                                     12,400           284,580
Columbus McKinnon Corp.                         6,500            83,200
Crane Co.                                       6,400           174,976
DiamondCluster International, Inc., Class A*   12,000           155,040
EGL, Inc.*                                     17,800           282,130
Elcor Corp.                                    16,200           359,640
G&K Services, Inc., Class A                     5,800           216,108
Hall, Kinion & Associates, Inc.*               20,400           169,116
Heico Corp.                                       800            12,544
Heico Corp., Class A                            5,453            71,271
HON Industries, Inc.                            6,700           190,347
Korn/Ferry International*                      23,800           236,810
Navigant International, Inc.*                   5,400            78,300
Power-One, Inc.*                               20,900           170,962

The accompanying notes are an integral part of these financial statements.
                                    8

Frontier Small Company Value Fund
Schedule of Portfolio Investments (continued)

                                                Shares            Value
                                              ---------         -------
Industrials (continued)

Spherion Corp.*                                 6,600         $  72,930
Waste Connections, Inc.*                        6,400           214,464
Yellow Corp.*                                  11,800           311,402
                                                              ---------
Total Industrials                                             4,071,878
                                                              ---------
Information Technology - 10.9%
Anaren Microwave, Inc.*                        15,000           217,950
Ascential Software Corp.*                      31,700           122,045
Braun Consulting, Inc.*                        25,200           108,612
Interwoven, Inc.*                              13,800            69,000
IXYS Corp.*                                     8,600           100,534
NetScout Systems, Inc.*                         8,000            57,280
RadiSys Corp.*                                  7,900           142,279
Richardson Electronics, Ltd.                   23,800           288,932
Sapient Corp.*                                 14,500            68,875
SBS Technologies, Inc.*                        11,900           152,082
Sykes Enterprises, Inc.*                       22,400           217,056
                                                              ---------
Total Information Technology                                  1,544,645
                                                              ---------
Materials - 10.1%
Acuity Brands, Inc.                            12,500           206,625
Albemarle Corp.                                10,200           281,112
Crompton Corp.                                 15,900           196,365
H.B. Fuller Co.                                10,800           323,460
Minerals Technologies, Inc.                     8,100           425,007
                                                              ---------
Total Materials                                               1,432,569
                                                              ---------
Utilities - 8.7%
ALLETE, Inc.                                    6,100           177,449
Cleco Corp.                                    14,600           348,940
Piedmont Natural Gas Co.                        9,200           327,520
Sierra Pacific Resources                       14,200           214,278
WPS Resources Corp.                             4,100           161,704
                                                              ---------
Total Utilities                                               1,229,891
                                                              ---------
Total Common Stocks (cost $12,348,853)                       13,899,142
                                                              ---------
Other Investment Company - 1.6%
JPMorgan Prime Money Market Fund,
 Institutional Class Shares, 1.73%**
 (cost $224,885)                               224,885          224,885

Total Investments - 100.1%
(cost $12,573,738)                                           14,124,027
                                                           ------------
Other Assets, less Liabilities - (0.1)%                         (17,852)
                                                           ------------
Net Assets - 100.0%                                         $14,106,175
                                                           ============

The accompanying notes are an integral part of these financial statements.

Frontier Small Company Value Fund
Schedule of Portfolio Investments (continued)

Note: Based on the cost of investments of $12,256,109 for Federal income tax purposes at March 31, 2002, the aggregate gross unrealized appreciation and depreciation was $2,051,108 and $183,190, respectively, resulting in net unrealized appreciation of investments of $1,867,918.

* Non-income-producing security.

** Yield shown for the investment company represents the March 31, 2002, seven-day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds
Statements of Assets and Liabilities
March 31, 2002 (unaudited)

                                                             Frontier
                                           Frontier          Small
                                           Growth            Company
                                           Fund              Value Fund
                                           ------------      ------------
Assets:
Investments at value                       $ 6,933,626       $14,124,027
Cash                                               -               6,003
Receivable for investments sold                 64,413           122,051
Dividends and interest receivable                2,486            19,591
Receivable due from advisor                      9,424                 -
Prepaid expenses                                 6,339             6,531
                                             ---------        ----------
Total assets                                 7,016,288        14,278,203
                                             ---------        ----------
Liabilities:
Payable for investments purchased              102,089           110,166
Accrued expenses:
Investment advisory and management fees             -              1,484
Distribution fees                               29,201            30,735
Professional fees                               12,135            13,326
Other                                           15,118            16,407
                                             ---------        ----------
Total liabilities                              158,543           172,028
                                             ---------        ----------
Net Assets                                 $ 6,857,745       $14,106,175
                                             =========        ==========
Shares outstanding                           1,075,090         1,237,404
                                             =========        ==========
Net asset value, offering and redemption
price per share                                  $6.38            $11.40
                                             =========        ==========
Net Assets Represent:
Paid-in capital                            $ 7,742,905       $12,395,583
Undistributed net investment income (loss)     (18,456)           23,838
Accumulated net realized gain (loss) from
  investments                               (1,110,124)          136,465
Net unrealized appreciation
  of investments                               243,420         1,550,289
                                             ---------        ----------
Net Assets                                 $ 6,857,745       $14,106,175
                                             =========        ==========
Investments at cost                        $ 6,690,205       $12,573,738
                                             =========        ==========

The accompanying notes are an integral part of these financial statements.

Managers AMG Funds
Statements of Operations
For the six months ended March 31, 2002 (unaudited)

                                                             Frontier
                                           Frontier          Small
                                           Growth            Company
                                           Fund              Value Fund
                                           ------------      ------------
Investment Income:
  Dividend income                          $  22,791         $ 109,424
  Interest income                              1,243             7,350
  Foreign withholding tax                       (140)                -
                                        ------------      ------------
Total investment income                       23,894           116,774
                                        ------------      ------------
Expenses:
  Investment advisory and management fees     29,030            66,520
  Custodian                                   18,268            21,698
  Transfer agent                              13,519            11,780
  Professional fees                            9,376             9,139
  Distribution fees                            8,538            15,118
  Registration fees                            4,880             3,470
  Trustees fees and expenses                     813             1,397
  Miscellaneous                                1,177             1,752
                                        ------------      ------------
Total expenses before offsets                 85,601           130,874
                                        ------------      ------------
Less: Expense reimbursements                 (43,251)          (40,423)
                                        ------------      ------------
  Expense reductions                               -              (347)
                                        ------------      ------------
Net expenses                                  42,350            90,104
                                        ------------      ------------
  Net investment income (loss)               (18,456)           26,670
                                        ------------      ------------
Net Realized and Unrealized Gain (Loss):
  Net realized gain (loss) on investments   (684,939)          645,097
  Net unrealized appreciation of
    investments                            1,790,862         2,454,791
                                        ------------      ------------
Net realized and unrealized gain           1,105,923         3,099,888
                                        ------------      ------------
Net Increase in Net Assets
  Resulting from Operations              $ 1,087,467       $ 3,126,558
                                        ============      ============

The accompanying notes are an integral part of these financial statements.

Frontier Growth Fund
Statements of Changes in Net Assets

                                        For the
                                        six months ended   For the
                                        March 31, 2002     Year Ended
                                       (unaudited)         September 30, 2001
                                        ----------------   ------------------
Increase (Decrease) in Net Assets

From Operations:
  Net investment loss                        $  (18,456)          $ (45,549)
  Net realized gain (loss) on investments      (684,939)          2,639,102
  Net unrealized appreciation
   (depreciation) of investments              1,790,862          (7,611,574)
                                        ----------------   ------------------
Net increase (decrease) in net assets
  resulting from operations                   1,087,467          (5,018,021)
                                        ----------------   ------------------
Distributions to Shareholders:
  From net realized gain on investments               -             (34,881)
                                        ----------------   ------------------
From Capital Share Transactions:
  Proceeds from the sale of shares              426,572          11,775,145
  Reinvestment of distributions                       -              34,881
  Cost of shares repurchased                   (955,763)           (457,655)
                                        ----------------   ------------------
Net increase (decrease) from
  capital share transactions                   (529,191)         11,352,371
                                        ----------------   ------------------
Total increase in net assets                    558,276           6,299,469
                                        ----------------   ------------------
Net Assets:
  Beginning of period                         6,299,469                   -
                                        ----------------   ------------------
  End of period                             $ 6,857,745         $ 6,299,469
                                        ================   ==================
End of period undistributed
  net investment income (loss)              $   (18,456)        $         -
                                        ================   ==================
-----------------------------------------------------------------------------
Share Transactions:
Sale of shares                                   70,130           1,218,300
Reinvested shares                                     -               4,264
Shares repurchased                             (152,256)            (65,349)
                                        ----------------   ------------------
Net increase (decease) in shares                (82,125)          1,157,215
                                        ================   ==================

The accompanying notes are an integral part of these financial statements.

Frontier Small Company Value Fund
Statements of Changes in Net Assets

For the six months ended March 31, 2002 (unaudited)

                                        For the
                                        six months ended   For the
                                        March 31, 2002     Period* Ended
                                       (unaudited)         September 30, 2001
                                        ----------------   ------------------
Increase (Decrease) in Net Assets

From Operations:
  Net investment income                         $  26,670          $  28,001
  Net realized gain on investments                645,097            565,639
  Net unrealized appreciation
    (depreciation) of investments               2,454,791         (1,145,350)
                                         ----------------   ------------------
Net increase (decrease) in net assets
  resulting from operations                     3,126,558           (551,710)
                                         ----------------   ------------------
Distributions to Shareholders:
  From net investment income                      (21,523)                 -
  From net realized gain on investments          (963,157)                 -
                                         ----------------   ------------------
    Total distributions to shareholders          (984,680)                 -
                                         ----------------   ------------------
From Capital Share Transactions:
  Proceeds from the sale of shares              1,467,649         10,663,792
  Reinvestment of distributions                   984,675                  -
  Cost of shares repurchased                     (595,609)            (4,500)
                                         ----------------   ------------------
    Net increase from capital share
    transactions                                1,856,715         10,659,292
                                         ----------------   ------------------
    Total increase in net assets                3,998,593         10,107,582
                                         ----------------   ------------------
Net Assets:
  Beginning of period                          10,107,582                  -
                                         ----------------   ------------------
  End of period                             $  14,106,175       $ 10,107,582
                                         ================   ==================
  End of period undistributed
    net investment income                       $  23,838           $ 18,691
                                         ================   ==================
------------------------------------------------------------------------------
Share Transactions:
  Sale of shares                                  136,010          1,065,057
  Reinvested shares                                92,545                  -
  Shares repurchased                              (55,776)              (432)
                                         ----------------   ------------------
    Net increase in shares                        172,779          1,064,625
                                         ================   ==================

------------------------------------------------------------------------------
* Commencement of operations was February 28, 2001.

The accompanying notes are an integral part of these financial statements.

Frontier Growth Fund Financial Highlights
For a share outstanding throughout each period

                                          For the six
                                          months ended            For the fiscal
                                          March 31, 2002          year ended
                                          (unaudited)             September 30, 2001
                                          -------------           ------------
Net Asset Value, Beginning of Period          $5.44                  $10.00
                                           --------                  --------
Income from Investment Operations:
 Net investment loss                          (0.02)                  (0.04)
 Net realized and unrealized gain
  (loss) on investments                        0.96                   (4.49)
                                           --------                  --------
 Total from investment operations              0.94                   (4.53)
                                           --------                  --------
Less Distributions to Shareholders from:
 Net realized gain on investments                 -                   (0.03)
                                           --------                  --------
Net Asset Value, End of Period                $6.38                   $5.44
                                           ========                  ========
------------------------------------------------------------------------------
Total Return (a)                              17.28% (b)              (45.40)%
==============================================================================
Ratio of net expenses to average net assets    1.24% (c)                1.24%
Ratio of net investment loss to average
  net assets                                 (0.54)% (c)              (0.55)%
Portfolio turnover                               54% (b)                 126%
Net assets at end of period (000's omitted)  $6,858                   $6,299
==============================================================================
Expense Offsets (d)
  Ratio of total expenses to average net
    assets                                     2.51% (c)                2.23%
Ratio of net investment loss to average net
  assets                                     (1.81)% (c)              (1.55)%
==============================================================================
(a) Total return would have been less absent the expense offsets.
(b) Not Annualized.
(c) Annualized.
(d) Ratio information assuming no reduction of Fund expenses.
(See Notes to Financial Statements.)

Frontier Small Company Value Fund
Financial Highlights
For a share outstanding throughout each period

                                          For the six
                                          months ended            For the
                                          March 31, 2002          period* ended
                                          (unaudited)             September 30, 2001
                                          -------------           ------------
Net Asset Value, Beginning of Period          $9.49                   $10.00
                                             ------                   ------
Income from Investment Operations:
 Net investment income                         0.02                     0.02
 Net realized and unrealized gain
  (loss) on investments                        2.80                    (0.53)
                                             ------                   ------
Total from investment operations               2.82                    (0.51)
                                             ------                   ------
Less Distributions to Shareholders from:
 Net investment income                        (0.02)                       -
 Net realized gain on investments             (0.89)                       -
                                             ------                   ------
Total distributions to shareholders           (0.91)                       -
                                             ------                   ------
Net Asset Value, End of Period               $11.40                    $9.49
                                             ======                   ======
------------------------------------------------------------------------------
Total Return (a)                             30.46% (b)              (5.10)% (b)
==============================================================================
Ratio of net expenses to average net assets   1.49% (c)                1.49% (c)
Ratio of net investment income to average
 net assets                                   0.44% (c)                0.45% (c)
Portfolio turnover                              48% (b)                  79% (b)
Net assets at end of period (000's omitted) $14,106                  $10,108
==============================================================================
Expense Offsets (d)
-------------------
Ratio of total expenses to average net assets 2.16% (c)                2.51% (c)
Ratio of net investment loss to average net
  assets                                    (0.23)% (c)              (0.57)% (c)
==============================================================================

* Commencement of operations was February 28, 2001.

(a) Total return would have been less absent the expense
    offsets.
(b) Not Annualized.
(c) Annualized
(d) Ratio information assuming no reduction of Fund expenses.
(See Notes to Financial Statements.)
                                 16

NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Managers AMG Funds (the "Trust") is a no-load, open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company
Act of 1940, as amended (the "1940 Act"). Currently, the
Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report are two equity funds, Frontier Growth Fund ("Growth") and Frontier Small Company Value Fund ("Small Company Value")
(each a "Fund" and collectively the "Funds").

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United
States of America which require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

(A) VALUATION OF INVESTMENTS
Equity securities traded on a domestic securities exchange and over-the-counter securities are valued at the last quoted sale price, or, lacking any sales, at last quoted bid price. Short-term investments, having a remaining maturity of 60 days or less, are valued at amortized cost which approximates market. Investments in other regulated investment companies are valued at their end-of-day net asset value per share. Securities and other instruments for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures adopted by the Board of Trustees.

(B) SECURITY TRANSACTIONS
Security transactions are accounted for as of trade date.
Realized gains and losses on securities sold are determined on the basis of identified cost.

(C) INVESTMENT INCOME AND EXPENSES
Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the funds in the Trust, and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

Each of the Funds has a "balance credit" arrangement with the custodian bank whereby each Fund is credited with an interest factor equal to 0.75% of the nightly Fed Funds
Rate for account balances left uninvested overnight. This credit serves to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended
March 31, 2002, the custodian expense was reduced under this arrangement for Small Company Value by $347.

(D) DIVIDENDS AND DISTRIBUTIONS
Dividends resulting from net investment income, if any, normally will be declared and paid annually in December.
Distributions of capital gains, if any, will also be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, contributed securities and possibly equalization accounting for tax purposes. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

(E) FEDERAL TAXES
Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

(F) CAPITAL STOCK
The Trust's Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to each Fund in connection with the issuance of shares are based on the valuation of those securities in accordance with the Funds' policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.
At March 31, 2002, certain shareholders individually held greater than 10% of the outstanding shares of the Funds as follows: Growth - two own 22%; and Small Company Value - two own 62%.

(G) REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will be equal to or exceed the value of the repurchase agreement during the term of the agreement.
The underlying collateral for all repurchase agreements is held in safekeeping by the Funds' custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(2) AGREEMENTS AND TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Management
Agreement under which The Managers Funds LLC (the
"Investment Manager"), a subsidiary of Affiliated
Managers Group, Inc. ("AMG"), serves as investment manager to the Funds and is responsible for the Funds' overall administration. The Funds are distributed by Managers
Distributors, Inc. ("MDI"), a wholly-owned subsidiary of The Managers Funds LLC. The Funds' investment portfolios are managed by Frontier Capital Management Company, LLC
("Frontier"), which serves pursuant to a Sub-Advisory
Agreement by and between the Investment Manager and Frontier with respect to each of the Funds. AMG indirectly owns a majority interest in Frontier. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG, and/or MDI.

The Growth Fund is obligated by the Investment Management
Agreement to pay an annual management fee to the Investment
Manager of 0.85% of the average daily net assets. The
Investment Manager, in turn, pays Frontier 0.85% of the average daily net assets of the Fund for its services as sub-advisor. Small Company Value is obligated by the Investment Management Agreement to pay an annual management fee to the Investment Manager of 1.10% of the average daily net assets. The Investment Manager, in turn, pays Frontier 1.10% of the average daily net assets of the Fund for its services as sub-advisor. Under the Investment
Management Agreement with the Funds, the Investment Manager provides a variety of administrative services to the Funds.
The Investment Manager receives no additional compensation from the Funds for these services. Pursuant to a Reimbursement Agreement between the Investment Manager and
Frontier, Frontier reimburses the Investment Manager for the costs the Investment Manager bears in providing such services to the Funds.

The Investment Manager has contractually agreed, through at least September 30, 2002, to waive fees and pay or reimburse the Funds to the extent that the total operating expenses exceed 1.24% and 1.49%, respectively, of Growth's and Small Company Value's average daily net assets. The Funds are obligated to repay the Investment
Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within three (3) years after the waiver or reimbursement occurs and that such repayment would not cause the Fund's total operating expenses in any such year to exceed 1.24% and 1.49%, respectively, of the Fund's average daily net assets. At
March 31, 2002, the cumulative amounts of unreimbursed expenses for Growth and Small Company Value are $122,480, and $103,856, respectively. In addition to any other waiver or reimbursement agreed to by the Investment Manager, Frontier from time to time may waive all or a portion of its fee. In such an event, the Investment Manager will, subject to certain conditions, waive an equal amount of the management fee.

The aggregate annual fee paid to each outside Trustee for serving as a Trustee of the Trust is $5,000. The Trustee fee expense shown in the financial statements represents each Fund's allocated portion of the total fees and expenses paid by the Trust and other affiliated funds in the complex. The Funds have entered into a distribution agreement with MDI to act as distributor of the Funds. The
Funds have adopted a distribution plan to pay for the marketing of each Fund's shares. Pursuant to the distribution agreement and the Fund's distribution plan, the Board of Trustees has authorized payments to MDI at an annual rate of up to 0.25% of each Fund's average daily net assets.

(3) PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities, excluding short-term securities, for the six months ended March 31, 2002, for Growth were $3,553,136 and $4,061,277, respectively.
Purchases and sales of securities, excluding short-term securities, for Small Company Value for the same time period were $6,912,290 and $5,516,246, respectively.
There were no purchases or sales of U.S. Government securities for either Fund.

(4) PORTFOLIO SECURITIES LOANED
Each Fund may participate in a securities lending program
providing for the lending of equities, corporate bonds and
government securities to qualified brokers.  Collateral on
all securities loaned are accepted in cash and/or
government securities.  Collateral is maintained at a
minimum level of 100% of the market value, plus interest,
if applicable, of investments on loan. Collateral received
in the form of cash is invested temporarily in
institutional money market funds by the custodian.
Earnings of such temporary cash investments are divided
between the custodian, as a fee for its services under the
program, and the Fund lending the security, according
to agreed-upon rates.
                          20

MANAGERS AMG FUNDS

INVESTMENT MANAGER AND ADMINISTRATOR
The Managers Funds LLC
40 Richards Avenue
Norwalk, Connecticut 06854-2325
(203) 857-5321 or (800) 835-3879

SUB-ADVISOR
Frontier Capital Management Company, LLC
99 Summer Street
Boston, Massachusetts 02110

CUSTODIAN
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171

LEGAL COUNSEL
Goodwin Procter LLP
Exchange Place
Boston, Massachusetts 02109

TRANSFER AGENT
Boston Financial Data Services, Inc.
attn: Managers AMG Funds
P.O. Box 8517
Boston, Massachusetts 02266-8517
(800) 252-0682

TRUSTEES
Jack W. Aber
William E. Chapman, II
Sean M. Healey
Edward J. Kaier
Peter M. Lebovitz
Eric Rakowski

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective Prospectus, which is available by calling
1-800-835-3879. Distributed by Managers Distributors, Inc., a NASD member.

www.managersamg.com
www.managersfunds.com